Other Non-Current Assets	12 Months Ended
Jun. 30, 2025
Disclosure [Abstract]
Other Non-Current Assets
NOTE 12. OTHER NON-CURRENT ASSETS

	Consolidated
	June 30, 2025	June 30, 2024
	A$	A$
Prepayments*	89,720	1,284,129
Security deposit	26,916	24,050
	116,636	1,308,179

*	Prepayments are largely in relation to prepaid expenses to organizations involved in the clinical trials.